Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of loss per share
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Net loss (earnings)	$5,577	$4,060	$(40,059)	$8,985
Weighted average basic number of shares outstanding	136,600,071	117,893,013	131,266,530	117,861,667
Basic loss (earnings) per share	$0.04	$0.03	$(0.31)	$0.08
Weighted average diluted number of shares outstanding	136,600,071	117,893,013	139,492,021	117,861,667
Diluted (earnings) loss per share	$0.04	$0.03	$(0.29)	$0.08